Schedule H, line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, line 4i - Schedule of Assets (Held at End of Year)
VF 401K Savings Plan
Schedule H, line 4i - Schedule of Assets (Held at End of Year)
Employer Identification Number: 23-1180120
Plan Number: 002
December 31, 2025

(a)(b)	(c)	(e)
Identity of issue, borrower, lessor, or similar party	Description of investment including maturity date, rate of interest, collateral, par, or maturity value	Current value
	Mutual funds:
Vanguard	Vanguard Federal Money Market Fund	$1,384,170

	Collective investment trusts:
Blackrock	Blackrock Total Return Fund	$13,213,951
Blackrock	Blackrock U.S. Equity Index Fund	225,478,935
Blackrock	Blackrock Russell 2500 Index Fund	57,976,415
Blackrock	Blackrock MSCI ACWI ex-US IMI Index Fund	52,318,550
Blackrock	Blackrock U.S. Debt Index Fund	24,415,664
Blackrock	Blackrock Strategic Completion Fund	4,287,711
JP Morgan	JP Morgan Blend Income Fund	30,464,718
JP Morgan	JP Morgan Retirement 2025 Fund	38,136,918
JP Morgan	JP Morgan Retirement 2030 Fund	76,161,173
JP Morgan	JP Morgan Retirement 2035 Fund	90,557,293
JP Morgan	JP Morgan Retirement 2040 Fund	110,332,933
JP Morgan	JP Morgan Retirement 2045 Fund	104,080,013
JP Morgan	JP Morgan Retirement 2050 Fund	104,378,040
JP Morgan	JP Morgan Retirement 2055 Fund	74,777,437
JP Morgan	JP Morgan Retirement 2060 Fund	44,892,332
JP Morgan	JP Morgan Retirement 2065 Fund	9,731,960
Invesco	Invesco Stable Value Trust	36,790,034
		$1,097,994,077
	Self-directed brokerage accounts:
*Fidelity National Financial Services	Self-directed brokerage account investment	$24,346,250

	VF Corporation Common Stock Fund:
*VF Corporation	VF Corporation Common Stock	$10,424,711
*Fidelity National Financial Services	Fidelity Investments Money Market Government Portfolio	32,369
		$10,457,080
	Total investments	$1,134,181,577

*Participants	Participant loans - rates 3.25% - 9.50%	$11,709,083

*    Party-in-Interest to the Plan.
(d)    Cost is omitted in accordance with Department of Labor 29 CFR2520.103-10, as investments are participant directed.